Non-current assets of disposal groups classified as held for sale	12 Months Ended
Dec. 31, 2017
Disclosure Non-current asset held for sale and discontinued operations [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
Note 14 Non-current assets of disposal groups classified as held for sale

a)	Chile Operating segment

On January 7, 2016, the shareholders of Compañía Pisquera Bauzá S.A. came to an agreement in which Compañía Pisquera de Chile S.A. (“CPCh”) (subsidiary of Compañía Cervecerías Unidas S.A.) sold its interest of 49% to Agroproductos Bauzá S.A. The price of the transaction amounted to UF 150,000 (equivalent to ThCh$ 3,844,364 on December 31, 2015).

In January 2016, the first installment was paid for an amount of UF 20,000 (equivalents to ThCh$ 512,596 on January 8, 2016).

As of December 31, 2017, the balances are UF 90,000 plus interest, of which UF 90,000 with long-term maturity (equivalents to ThCh$ 2,411,832) payable in annual installments maturing in 2020. The annual installments that will maturity in January 2018, for an amount of UF 20,000 was paid in advance in May 2017 (equivalent to
ThCh$ 578,958).

Previously, in October 2015, the Board of Directors of CPCh agreed to instruct the Management to obtain an agreement with Agroproductos Bauzá based on the terms which were reflected in the before mentioned transaction. As a consequence of the aforementioned CPCh recorded a provision before taxes for an amount of ThCh$ 1,401,253, charged to the result of the fourth quarter of for year 2015. This amount is presented under Other gains/losses in the Consolidated Statement of Income of the quarter.

b)	International Business Operating segment

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During December 2014, the Board of subsidiary Sidra La Victoria S.A. authorized the sale of property located in Cipolletti city, Provincia de Río Negro, Argentina. During November 2015 this property was sold and a gain before tax of ThCh$ 1,977,432 was recorded under item Other income by function.

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During September 2015, the Board of subsidiary Saenz Briones S.A. authorized the sale of property located in Luján de Cuyo city, Provincia de Mendoza, Argentina. At the date of issuance of these Financial Statements that property is the same condition.

c)	Wine Operating segment

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During the last quarter of 2009, the Board of Tamarí S.A. (merged with Finca la Celia S.A. as of April 1, 2011) authorized the sale of fixed assets which includes the winery with facilities for processing and storage of wines as well as of acres that surround it and the guest house. This decision is based primarily on the advantage of consolidating the operations of processing and packaging of wines from the Wine Group subsidiaries VSPT facilities in Finca La Celia, generating significant synergies for the Group.

During 2010, the Company hired a specialist broker for such assets. Subsequently, on December 13, 2011, a sales reservation contract was signed for all of the assets. At the date of issuance of these Financial Statements this transaction is current.

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During November 2015, the Board of subsidiary Viña Valles de Chile S.A. (legal and continuing successor of Viña Misiones de Rengo S.A.) authorized the sale of certain fixed asstes located in Rengo city, Provincia de Cachapoal, Sexta Región. At the date of issuance of these Financial Statements this transaction is current.

As described in Note 2, 2.18, non-current assets of disposal groups classified as held for sale have been recorded at the lower of carrying amount and fair value less cost to sale.

As of December 31, 2017 and 2016, assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Land	1,786,879	1,816,348
Contructions	473,975	504,207
Machinerys	44,857	57,332
Total	2,305,711	2,377,887